7 Trade Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of trade accounts receivable

	Balances	Overdue	Overdue for	Total	Total
	falling due	up to 90 days	more than 90 days	12.31.2020	12.31.2019
Customers
Residential	388,190	211,050	40,184	639,424	579,715
Industrial	213,229	21,048	78,025	312,302	298,719
Commercial	255,691	51,502	28,246	335,439	363,986
Rural	87,666	21,676	309	109,651	103,271
Public Entities	32,687	1,646	3,037	37,370	55,847
Public lighting	42,319	4,296	-	46,615	38,523
Public service	40,856	658	298	41,812	44,983
Unbilled - captives	583,209	-	-	583,209	516,203
Energy installments plan - captives (7.1)	206,170	20,011	65,666	291,847	204,192
Low income subsidy - Eletrobras	13,783	-	-	13,783	12,174
Free consumers	161,273	1,613	900	163,786	132,756
Other receivables	62,362	23,105	82,803	168,270	148,375
	2,087,435	356,605	299,468	2,743,508	2,498,744
Concessionaires, Permission holder and Trading Companies
Bilateral contracts	265,432	-	-	265,432	191,463
Regulated contracts	162,290	1,792	6,869	170,951	159,492
CCEE (7.2)	533,223	16	119,665	652,904	315,712
Energy suplies	960,945	1,808	126,534	1,089,287	666,667
Charges from using transmission grid	271,008	1,396	9,104	281,508	215,582
.
Telecommunications	-	-	-	-	67,304
Gas distribution	56,862	1,342	12,724	70,928	111,026
Expected credit losses (7.3)	(7,610)	(11,964)	(345,977)	(365,551)	(376,756)
	3,368,640	349,187	101,853	3,819,680	3,182,567
Current				3,768,242	3,120,168
Noncurrent				51,438	62,399

Schedule of allowance for doubtful accounts

	Balance as of	Additions /	Reversal	Balance as of	Additions /	Reversal	Reclassi-	Balance as of
	January 1, 2019	(Reversals)	of write offs	December 31, 2019	(Reversals)	of write offs	fication (a)	December 31, 2020
Customers
Residential	21,722	71,794	(51,692)	41,824	65,937	(60,365)	-	47,396
Industrial	87,197	33,772	(23,015)	97,954	22,487	(31,575)	-	88,866
Commercial	69,717	27,866	(26,658)	70,925	29,092	(31,294)	-	68,723
Rural	3,810	1,499	(1,920)	3,389	4,788	(4,240)	-	3,937
Public Entities	4,874	435	(419)	4,890	9	(1,815)	-	3,084
Public lighting	120	(117)	-	3	20	(15)	-	8
Public service	199	145	(79)	265	124	(246)	-	143
Unbilled	1,502	(322)	-	1,180	409	-	-	1,589
Adjustment to present value	(2,883)	1,442	-	(1,441)	791	-	-	(650)
	186,258	136,514	(103,783)	218,989	123,657	(129,550)	-	213,096
Concessionaires, Permission holder and Trading Companies
CCEE (7.2)	119,665	-	-	119,665	-	-	-	119,665
Concessionaries and permission holder	9,474	11,608	(657)	20,425	392	(284)	-	20,533
	129,139	11,608	(657)	140,090	392	(284)	-	140,198
Telecommunications	3,879	13,292	(12,022)	5,149	3,609	(6,260)	(2,498)	-
Gas distribution	12,112	1,063	(647)	12,528	238	(509)	-	12,257
	331,388	162,477	(117,109)	376,756	127,896	(136,603)	(2,498)	365,551